Consolidated Balance Sheets - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	CAD 404,000	CAD 1,073,000
Restricted cash	87,000	19,000
Receivables, net	1,014,000	578,000
Income taxes receivable	33,000	12,000
Inventory	472,000	314,000
Derivative instruments	145,000	250,000
Regulatory assets	80,000	94,000
Other current assets	276,000	256,000
Total current assets	2,511,000	2,596,000
Property, plant and equipment, net of accumulated depreciation and amortization of $7,787and $3,737, respectively	17,290,000	6,469,000
Other assets
Income taxes receivable	48,000	49,000
Deferred income taxes	125,000	32,000
Derivative instruments	131,000	168,000
Pension and post-retirement assets	9,000	9,000
Regulatory assets	1,242,000	605,000
Net investment in direct financing lease	488,000	480,000
Investments subject to significant influence	947,000	1,145,000
Available-for-sale investment	48,000	116,000
Goodwill	6,213,000	264,000
Other long term assets	169,000	106,000
Total other assets	9,420,000	2,974,000
Total assets	29,221,000	12,039,000
Current liabilities
Short-term debt	961,000	16,000
Current portion of long-term debt	476,000	274,000
Accounts payable	1,242,000	394,000
Income taxes payable	19,000	8,000
Derivative instruments	325,000	349,000
Regulatory liabilities	362,000	112,000
Pension and post-retirement liabilities	58,000	7,000
Other current liabilities	281,000	207,000
Total current liabilities	3,724,000	1,367,000
Long-term liabilities
Long-term debt	14,268,000	3,735,000
Deferred income taxes	1,672,000	762,000
Convertible debentures (2015 represented by instalment receipts)	8,000	681,000
Derivative instruments	150,000	96,000
Regulatory liabilities	1,277,000	353,000
Asset retirement obligations	170,000	109,000
Pension and post-retirement liabilities	669,000	303,000
Other long-term liabilities	467,000	299,000
Total long-term liabilities	18,681,000	6,338,000
Commitments and contingencies
Equity
Common stock	4,738,000	2,157,000
Cumulative preferred stock	709,000	709,000
Contributed surplus	75,000	29,000
Accumulated other comprehensive Income	106,000	137,000
Retained earnings	1,076,000	1,168,000
Total Emera Incorporated equity	6,704,000	4,200,000
Non-controlling interest in subsidiaries	112,000	134,000
Total equity	6,816,000	4,334,000
Total liabilities and equity	CAD 29,221,000	CAD 12,039,000